Note 2 - Summary of Significant Accounting Policies (Detail) - Schedule of earnings per share, basic and diluted (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income (in Dollars)	$ 5,433,883	$ 5,365,165
Weighted average shares outstanding – basic	18,530,591	14,506,915
Effect of dilutive securities:
Unexercised warrants	150,857	190,291
Weighted average shares outstanding – diluted	18,681,448	14,697,206
Earnings (loss) per share – basic (in Dollars per share)	$ 0.29	$ 0.37
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.29	$ 0.37